Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000261123 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000261123 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000261123 | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000261123 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000261123 | Brookfield Asset Management Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000261123 | Ares Management Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261123 | EQT AB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261123 | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261123 | Carlyle Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261123 | ICG PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000261123 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000261123 | Financials
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000105864 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000105864 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000105864 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000105864 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105864 | Argenx SE
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105864 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105864 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105864 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105864 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105864 | United Therapeutics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105864 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105864 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000105864 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000234997 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000234997 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000259589 | State Street Communication Services Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000259589 | Alphabet, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000259589 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000259589 | Alphabet, Inc. Class C
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000259589 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000259589 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259589 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259589 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259589 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000259589 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000259589 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000259590 | State Street Consumer Discretionary Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000259590 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000259590 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000259590 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000259590 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259590 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259590 | The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000259590 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259590 | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259590 | AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259590 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259590 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000259590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000057274 | Aristocrat Leisure Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000057274 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000057274 | Flutter Entertainment PLC
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057274 | Las Vegas Sands Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000057274 | Gaming and Leisure Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000057274 | DraftKings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000057274 | Galaxy Entertainment Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057274 | Evolution AB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057274 | Lottomatica Group Spa
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000057274 | Wynn Resorts Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000057274 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000057274 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000057274 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000226517 | Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000226517 | Coinbase Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000226517 | Circle Internet Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000226517 | BitMine Immersion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000226517 | IREN Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226517 | Applied Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000226517 | Figure Technology Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000226517 | MARA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226517 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226517 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226517 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000226517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000226517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226517 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000202548 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202548 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202548 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202548 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202548 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202548 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202548 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202548 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000202548 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202548 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202548 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000202548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000202548 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000202548 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202548 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202548 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000202548 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000202548 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000161562 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000161562 | The Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161562 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000161562 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000161562 | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000161562 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161562 | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161562 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161562 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161562 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161562 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161562 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161562 | Energy
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000037683 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000037683 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000037683 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000037683 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000037683 | Veolia Environnement SA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000037683 | Xylem, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000037683 | Darling Ingredients, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037683 | Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037683 | Core & Main, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000037683 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000037683 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000037683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000037683 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000037683 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000037683 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000252161 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000252161 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000252161 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000252161 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000252161 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000252161 | Qualcomm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000252161 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000252161 | Synopsys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000252161 | Cadence Design Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000252161 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000252161 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000252161 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000252161 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000170115 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000170115 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170115 | Exchanged Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000204594 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000204594 | BAE Systems PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000204594 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204594 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204594 | Ambev SA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204594 | Thales SA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204594 | SF Holding Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | Hensoldt AG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | ASX Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204594 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000204594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000204594 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000204594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000204594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000204594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000204594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000204594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000155517 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000155517 | Ambev SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155517 | Thales SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155517 | SF Holding Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155517 | Hensoldt AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155517 | Symrise AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155517 | JD.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000155517 | Unicharm Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155517 | DSM-Firmenich AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000155517 | Wuliangye Yibin Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000155517 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000155517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000155517 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000155517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000155517 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000155517 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000155517 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000155517 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000155517 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000237985 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237985 | Akamai Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237985 | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237985 | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237985 | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237985 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237985 | Mondelez International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237985 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000237985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000237985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000237985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000237985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000237985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000237985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000112255 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112255 | Mondelez International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112255 | Constellation Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112255 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112255 | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Zoetis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Brown-Forman Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Clorox Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112255 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112255 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112255 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112255 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112255 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112255 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000112255 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000112255 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000112255 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000245438 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245438 | Constellation Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245438 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245438 | Brown-Forman Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245438 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245438 | Clorox Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245438 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245438 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245438 | Campbell's Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245438 | GE HealthCare Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245438 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000245438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000245438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000245438 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245438 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000245438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000245438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000105867 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000105867 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105867 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105867 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000105867 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000105867 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105867 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105867 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105867 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105867 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105867 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000105867 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105867 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105867 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000195523 | VanEck Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000195523 | VanEck Merk Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000195523 | Global X US Infrastructure Development ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000195523 | VanEck Energy Income ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000195523 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000195523 | VanEck Natural Resources ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195523 | First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195523 | iShares Global Industrials ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195523 | State Street Materials Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195523 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195523 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195523 | Gold and Gold Equities
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000195523 | Income Assets
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000195523 | Resource Assets
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000105868 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000105868 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105868 | The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105868 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105868 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000105868 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105868 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105868 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105868 | CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000105868 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105868 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000105868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000105868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000105868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000240884 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240884 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240884 | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240884 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240884 | Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240884 | Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240884 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240884 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240884 | Denso Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240884 | FANUC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240884 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000240884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000240884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105869 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000105869 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105869 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105869 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000105869 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105869 | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105869 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105869 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105869 | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105869 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105869 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105869 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000105869 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000105869 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000225680 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225680 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225680 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225680 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | Nebius Group NV
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225680 | AST SpaceMobile, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225680 | GameStop Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225680 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225680 | SoFi Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225680 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225680 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000225680 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000225680 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000225680 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000225680 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225680 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225680 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225680 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225680 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000259588 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000259588 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259588 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259588 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000259588 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000259588 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000259588 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000259588 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259588 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259588 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259588 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259588 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000259588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000203937 | Aristocrat Leisure Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203937 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000203937 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000203937 | NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000203937 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000203937 | Roblox Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000203937 | Take-Two Interactive Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000203937 | Unity Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000203937 | International Games System Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203937 | Capcom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203937 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000203937 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000203937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000203937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%